Loans to Customers - Summary of Credit Losses of Loans to Customers (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allowance For Expected Credit Losses And Loans To Customers [Line Items]
Balance at the beginning of the year	₽ 28	₽ 46
Allowance for expected credit losses	(88)	(68)
Balance at the end of the year	93	28
Short Term Loans To Customers [Member]
Allowance For Expected Credit Losses And Loans To Customers [Line Items]
Loans to customers	5,141	43
Allowance for expected credit losses	(87)	0
Short Term Loans To Customers [Member] | Expected credit loss [member]
Allowance For Expected Credit Losses And Loans To Customers [Line Items]
Balance at the beginning of the year	0	0
Allowance for expected credit losses	(87)	0
Amounts written off during the year as uncollectable	0	0
Balance at the end of the year	(87)	0
Loans To Legal Entities And Individual Entrepreneurs [Member] | Short Term Loans To Customers [Member]
Allowance For Expected Credit Losses And Loans To Customers [Line Items]
Loans to customers	5,098	43
Loans To Individuals [Member] | Short Term Loans To Customers [Member]
Allowance For Expected Credit Losses And Loans To Customers [Line Items]
Loans to customers	₽ 130	₽ 0